Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

27.  Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Major related parties	Relationship with the Group
Guangzhou Sunhongs Corp., Ltd. (“Guangzhou Sunhongs”) (Formerly known as Guangzhou Shanghang Information Technology Co., Ltd.)	Significant influence exercised by a principal shareholder of the Company
Kingsoft Corporation Limited (“Kingsoft Group”)	Significant influence exercised by a principal shareholder of the Company
Xiaomi Corporation(“Xiaomi Group”)	Controlled by a principal shareholder of the Company
Bigo Inc (“Bigo”) *	Investment with significant influence
Shanghai Chuangsi Enterprise Development Co., Ltd. (“Shanghai Chuangsi”)	Investment with significant influence
Guangzhou Chenjun Equity Investment Limited Partnership(“Guangzhou Chenjun”)	Investment with significant influence

*  Bigo became a subsidiary of the Group on March 4, 2019. Therefore, Bigo ceased to be a related party of the Group since March 4, 2019.

During the years ended December 31, 2017, 2018 and 2019, significant related party transactions are as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Loan to related parties	24,962	188,000	170,000
Bandwidth service provided by Guangzhou Sunhongs	92,068	103,439	116,033
Bandwidth service provided by Kingsoft Group	711	11,314	47,929
Promotion expense charged from related parties	—	—	26,462
Purchase of fixed assets from Kingsoft Group	—	—	16,776
Payments on behalf of related parties, net of repayments	(23,116)	(2,543)	3,866
Online games revenue shared from related parties	87,414	31,366	3,588
Repayment of loans from related parties	35,462	20,000	—
Partial disposal of investments to Guangzhou Chenjun	35,160	—	—
Others	14,276	11,833	23,447

27.  Related party transactions (continued)

As of December 31, 2018 and 2019, the amounts due from/to related parties are as follows:

	December 31,
	2018	2019
	RMB	RMB

Amounts due from related parties, current
Due from Bigo	191,800	—
Others	1,759	17,262

Total	193,559	17,262

Amounts due to related parties
Due to Shanghai Chuangsi*	—	176,893
Due to Kingsoft Group	5,239	14,349
Due to Xiaomi Group	—	11,513
Due to Guangzhou Sunhongs	11,062	11,383
Others	12,035	8,143

Total	28,336	222,281

*  Please refer to section “disposal of online game business” in Note 4 of the consolidated financial statements.

Other receivables and payables from/to related parties are unsecured and payable on demand.